Prospectus Adviser Class [Member] Investment Strategy - Prospectus-Adviser Class - Payden Corporate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities, loans and commercial paper issued by U.S. and foreign companies; (2) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (3) U.S. and foreign mortgage-backed and asset-backed securities; (4) municipal securities, which are debt obligations issued by state and local governments, territories and possessions of the United States, regional governmental authorities, and their agencies and instrumentalities, the interest on which may, or may not, be exempt from Federal income tax; and (5) convertible bonds and preferred stock.

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Under normal market conditions, the Fund invests at least 80% of its total assets in corporate bonds or similar corporate debt instruments. In addition, in order to gain exposure to corporate debt markets, the Fund may use derivatives to a significant extent, including in particular, credit default swaps with respect to individual corporate names and with respect to various credit indices.

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Under normal market conditions, the Fund invests at least 65% of its total assets in securities rated investment grade at the time of purchase, and may invest up to 35% of its total assets in securities rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

ª	The Fund may invest up to 25% of its total assets in securities of issuers organized or headquartered in emerging market countries.
ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to gain exposure to such equity markets.
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The Fund may invest in many different types of derivatives, such as futures, forwards, swaps and options. These positions may be used for the purposes of either hedging currency exposure in the portfolio or to obtain exposure to various market sectors. Currency positions may be employed for the purposes of hedging non-dollar denominated bonds or to take an active position in a currency, both long or short.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

ª	The Fund invests in debt securities payable in U.S. dollars and in foreign currencies. The Fund may hedge this foreign currency exposure to the U.S. dollar.
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The Fund invests in debt securities of any maturity and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal.